Other assets	12 Months Ended
Dec. 31, 2022
Other Assets
Other assets

17. Other assets

	2022	2021

Deferred expenses (i)	157,439	76,183
Taxes recoverable	245,967	71,865
Advances to suppliers and employees	22,662	23,958
Prepaid expenses	61,744	15,958
Judicial deposits (note 23)	18,864	17,480
Other assets	35,227	27,471
Total	541,903	232,915
(i)	Refers to credit card issuance costs, including printing, packing, and shipping costs, among others. The expenses are amortized based on the card's useful life, adjusted for any cancellations.